Employee benefits (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current provisions for employee benefits	$ (964)	$ (930)
Non-current provisions for employee benefits	(1,381)	(1,260)
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	1,114	919
Interest income	103	84
Changes on asset ceiling	(192)	65
Translation adjustment	73	46
Benefit obligation (Plan assets) as at ending of the year	1,071	1,114
Net defined benefit liability (asset)	68	84
Transfer	(27)
Non-current provisions for employee benefits	68	84
Provisions for employee benefits	68	84
Overfunded Pension Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Interest income	322	325
Translation adjustment	246	5
Transfer	(1,201)	3,252
Overfunded Pension Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Interest income	429	412
Translation adjustment	320	44
Net defined benefit liability (asset)	5,656	6,340
Transfer	(1,261)	3,373
Overfunded Pension Plans [Member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(1,071)	(1,114)
Overfunded Pension Plans [Member] | Present Value Of Defined Benefit Obligations [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(4,517)	(5,142)
Overfunded Pension Plans [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	924	876
Interest income	95	83
Changes on asset ceiling	(194)	(89)
Translation adjustment	68	54
Benefit obligation (Plan assets) as at ending of the year	893	924
Overfunded Pension Plans [Member] | Country of domicile [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(3,152)	(2,634)
Overfunded Pension Plans [Member] | Country of domicile [member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	4,045	3,558
Overfunded Pension Plans [Member] | Country of domicile [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(893)	(924)
Overfunded Pension Plans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	190	44
Interest income	8	1
Changes on asset ceiling	2	160
Translation adjustment	5	(15)
Benefit obligation (Plan assets) as at ending of the year	178	190
Net defined benefit liability (asset)	68	84
Transfer	(27)
Non-current provisions for employee benefits	68	84
Provisions for employee benefits	68	84
Overfunded Pension Plans [Member] | Foreign countries [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(1,365)	(2,508)
Overfunded Pension Plans [Member] | Foreign countries [member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	1,611	2,782
Overfunded Pension Plans [Member] | Foreign countries [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(178)	(190)
Underfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Interest income	1
Changes on asset ceiling	(28)
Net defined benefit liability (asset)	(303)	(269)
Current provisions for employee benefits	(9)	(10)
Transfer	27
Non-current provisions for employee benefits	(294)	(259)
Provisions for employee benefits	(303)	(269)
Underfunded Pension Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Interest income	103	39
Translation adjustment	41	(5)
Transfer	1,201	(3,252)
Underfunded Pension Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Interest income	85	17
Translation adjustment	28	(9)
Net defined benefit liability (asset)	815	339
Transfer	1,261	(3,373)
Underfunded Pension Plans [Member] | Present Value Of Defined Benefit Obligations [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(1,118)	(608)
Underfunded Pension Plans [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(178)	(145)
Current provisions for employee benefits	(3)	(3)
Non-current provisions for employee benefits	(175)	(142)
Provisions for employee benefits	(178)	(145)
Underfunded Pension Plans [Member] | Country of domicile [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(272)	(246)
Underfunded Pension Plans [Member] | Country of domicile [member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	94	101
Underfunded Pension Plans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Interest income	1
Changes on asset ceiling	(28)
Net defined benefit liability (asset)	(125)	(124)
Current provisions for employee benefits	(6)	(7)
Transfer	27
Non-current provisions for employee benefits	(119)	(117)
Provisions for employee benefits	(125)	(124)
Underfunded Pension Plans [Member] | Foreign countries [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(846)	(362)
Underfunded Pension Plans [Member] | Foreign countries [member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	721	238
Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(1,148)	(1,057)
Current provisions for employee benefits	(61)	(56)
Non-current provisions for employee benefits	(1,087)	(1,001)
Provisions for employee benefits	(1,148)	(1,057)
Other Benefits [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Interest income	68	60
Translation adjustment	43	(24)
Other Benefits [Member] | Present Value Of Defined Benefit Obligations [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(1,148)	(1,057)
Other Benefits [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(389)	(321)
Current provisions for employee benefits	(22)	(16)
Non-current provisions for employee benefits	(367)	(305)
Provisions for employee benefits	(389)	(321)
Other Benefits [Member] | Country of domicile [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(389)	(321)
Other Benefits [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(759)	(736)
Current provisions for employee benefits	(39)	(40)
Non-current provisions for employee benefits	(720)	(696)
Provisions for employee benefits	(759)	(736)
Other Benefits [Member] | Foreign countries [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	$ (759)	$ (736)